Advances from the Federal Home Loan Bank (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Advances from the Federal Home Loan Bank (Details) [Line Items]
Federal home loan bank, advances, additional borrowing capacity (in Dollars)	$ 76.8
Federal home loan bank, advances, pledged collateral which would enable us to borrow up amount (in Dollars)	4.6
Fed Funds line of credit amount (in Dollars)	2.0
Residential Mortgage [Member]
Advances from the Federal Home Loan Bank (Details) [Line Items]
Mortgage loan total amount (in Dollars)	$ 172.0	$ 133.7
Minimum [Member]
Advances from the Federal Home Loan Bank (Details) [Line Items]
Interest rates for advances fixed range	0.20%	0.21%
Maximum [Member]
Advances from the Federal Home Loan Bank (Details) [Line Items]
Interest rates for advances fixed range	2.30%	2.30%
Weighted Average [Member]
Advances from the Federal Home Loan Bank (Details) [Line Items]
Weighted-average interest rate	0.71%	0.99%